Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund
July 31, 2025
LCS-NPRT1-0925
1.804840.121
Common Stocks - 96.1%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	251,792	54,724,861
CANADA - 2.2%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Athabasca Oil Corp (b)	2,211,207	9,351,669
Imperial Oil Ltd (a)	960,065	80,049,300
MEG Energy Corp	738,315	14,552,095
		103,953,064
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc Class B (b)	221,700	25,851,666
TOTAL CANADA		129,804,730
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR (a)	337,610	15,891,303
FRANCE - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	122,950	12,678,460
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	118,834	23,892,189
TOTAL FRANCE		36,570,649
GERMANY - 1.0%
Information Technology - 1.0%
Software - 1.0%
SAP SE ADR	198,981	57,047,853
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (a)	731,791	5,060,826
NETHERLANDS - 0.8%
Communication Services - 0.3%
Entertainment - 0.3%
Universal Music Group NV	581,578	16,730,210
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	5,388	3,611,738
Merus NV (b)	75,766	5,018,740
		8,630,478
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	13,094	9,096,533
BE Semiconductor Industries NV	78,465	10,664,721
		19,761,254
TOTAL NETHERLANDS		45,121,942
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	239,045	8,456,742
SWITZERLAND - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	3,555	558,032
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	149,217	36,053,812
UNITED KINGDOM - 0.8%
Consumer Staples - 0.4%
Beverages - 0.2%
Diageo PLC ADR	126,902	12,430,052
Tobacco - 0.2%
British American Tobacco PLC ADR	216,931	11,644,856
TOTAL CONSUMER STAPLES		24,074,908

Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	46,879	2,561,570
Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC	1,477,661	20,972,414
TOTAL UNITED KINGDOM		47,608,892
UNITED STATES - 87.5%
Communication Services - 9.1%
Entertainment - 0.4%
Walt Disney Co/The	210,631	25,088,258
Interactive Media & Services - 7.7%
Alphabet Inc Class A	686,275	131,696,173
Alphabet Inc Class C	594,176	114,592,783
Meta Platforms Inc Class A	267,056	206,551,793
Snap Inc Class A (b)	211,818	1,997,443
		454,838,192
Media - 1.0%
Comcast Corp Class A	1,825,772	60,670,404
TOTAL COMMUNICATION SERVICES		540,596,854

Consumer Discretionary - 2.6%
Broadline Retail - 0.5%
Amazon.com Inc (b)	136,086	31,859,093
Hotels, Restaurants & Leisure - 0.7%
Booking Holdings Inc	3,448	18,977,999
Marriott International Inc/MD Class A1	41,410	10,925,200
Starbucks Corp	127,726	11,388,050
		41,291,249
Household Durables - 0.6%
Somnigroup International Inc	369,271	26,727,835
Whirlpool Corp (a)	73,347	6,090,735
		32,818,570
Specialty Retail - 0.6%
Home Depot Inc/The	3,100	1,139,281
Lowe's Cos Inc	141,047	31,533,878
Restoration Hardware Inc (b)	21,391	4,398,417
		37,071,576
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica Inc (b)	5,198	1,042,355
NIKE Inc Class B	121,856	9,101,425
		10,143,780
TOTAL CONSUMER DISCRETIONARY		153,184,268

Consumer Staples - 3.6%
Beverages - 1.4%
Brown-Forman Corp Class B	389,461	11,235,950
Coca-Cola Co/The	502,438	34,110,516
Keurig Dr Pepper Inc	962,869	31,437,673
Monster Beverage Corp (b)	24,871	1,461,171
		78,245,310
Consumer Staples Distribution & Retail - 1.0%
Performance Food Group Co (b)	88,372	8,872,549
Sysco Corp	184,806	14,710,558
Target Corp	192,913	19,387,757
US Foods Holding Corp (b)	109,016	9,084,303
Walmart Inc	61,236	5,999,902
		58,055,069
Food Products - 0.0%
Lamb Weston Holdings Inc	32,340	1,845,644
Household Products - 0.0%
Procter & Gamble Co/The	7,600	1,143,572
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	167,525	15,636,783
Kenvue Inc	1,393,113	29,868,343
		45,505,126
Tobacco - 0.4%
Philip Morris International Inc	157,739	25,877,083
TOTAL CONSUMER STAPLES		210,671,804

Energy - 6.5%
Energy Equipment & Services - 0.1%
Tidewater Inc (a)(b)	82,658	4,133,726
Oil, Gas & Consumable Fuels - 6.4%
ConocoPhillips	165,300	15,759,702
Exxon Mobil Corp	2,123,689	237,088,640
Shell PLC ADR	1,740,823	125,704,829
		378,553,171
TOTAL ENERGY		382,686,897

Financials - 15.7%
Banks - 10.8%
Bank of America Corp	3,324,315	157,140,370
JPMorgan Chase & Co	46,286	13,711,765
M&T Bank Corp	122,229	23,064,612
PNC Financial Services Group Inc/The	260,789	49,620,323
Truist Financial Corp	194,113	8,484,679
US Bancorp	748,860	33,668,746
Wells Fargo & Co	4,380,098	353,167,302
		638,857,797
Capital Markets - 2.2%
Charles Schwab Corp/The	114,547	11,194,678
KKR & Co Inc Class A	328,232	48,112,247
Moody's Corp	9,996	5,155,237
Morgan Stanley	63,034	8,979,824
MSCI Inc	900	505,223
Northern Trust Corp	373,663	48,576,190
Raymond James Financial Inc	29,920	5,000,530
		127,523,929
Financial Services - 2.2%
Acacia Research Corp (b)(e)	24,000	84,960
Apollo Global Management Inc	35,388	5,142,584
Corpay Inc (b)	17,192	5,553,876
Global Payments Inc	36,434	2,912,898
Mastercard Inc Class A	32,698	18,522,436
PayPal Holdings Inc (b)	87,105	5,989,340
Visa Inc Class A	258,832	89,418,691
		127,624,785
Insurance - 0.5%
Arthur J Gallagher & Co	41,384	11,887,554
Brown & Brown Inc	203,100	18,557,247
Chubb Ltd	18,992	5,052,631
		35,497,432
TOTAL FINANCIALS		929,503,943

Health Care - 8.2%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc (b)	38,529	15,112,615
Exact Sciences Corp (b)	304,264	14,285,195
Gilead Sciences Inc	35,084	3,939,582
Vaxcyte Inc (b)	93,443	3,172,390
		36,509,782
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	88,828	11,209,205
Baxter International Inc	412,400	8,973,824
Becton Dickinson & Co	33,369	5,948,024
Boston Scientific Corp (b)(f)	599,263	62,874,674
Masimo Corp (b)	27,987	4,304,121
Solventum Corp (b)	53,464	3,815,191
		97,125,039
Health Care Providers & Services - 2.9%
Cardinal Health Inc	145,593	22,598,945
Cigna Group/The	125,313	33,506,190
Humana Inc	95,422	23,843,095
McKesson Corp	47,621	33,027,068
UnitedHealth Group Inc	233,548	58,284,240
		171,259,538
Life Sciences Tools & Services - 0.8%
Bruker Corp	216,762	8,330,163
Danaher Corp	86,497	17,053,749
Thermo Fisher Scientific Inc	42,394	19,826,826
		45,210,738
Pharmaceuticals - 2.3%
Eli Lilly & Co	30,980	22,927,369
GSK PLC ADR	1,243,629	46,200,817
Haleon PLC ADR	3,651,687	34,435,408
Johnson & Johnson	131,017	21,583,741
Merck & Co Inc	127,943	9,994,907
		135,142,242
TOTAL HEALTH CARE		485,247,339

Industrials - 17.8%
Aerospace & Defense - 10.3%
Boeing Co (b)	1,126,836	249,977,298
GE Aerospace (f)	1,033,004	280,026,725
General Dynamics Corp	53,271	16,599,776
Howmet Aerospace Inc	35,284	6,343,005
Huntington Ingalls Industries Inc	74,788	20,855,382
RTX Corp	21,191	3,339,066
Spirit AeroSystems Holdings Inc Class A (b)	918,891	36,204,305
		613,345,557
Air Freight & Logistics - 0.8%
United Parcel Service Inc Class B	558,762	48,142,934
Building Products - 0.1%
A O Smith Corp	72,500	5,132,275
AAON Inc	10,000	835,000
		5,967,275
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	117,931	5,939,106
Veralto Corp	21,135	2,215,582
		8,154,688
Construction & Engineering - 0.1%
Centuri Holdings Inc (b)	122,545	2,671,481
EMCOR Group Inc	4,497	2,821,823
		5,493,304
Electrical Equipment - 5.2%
Emerson Electric Co	21,800	3,172,118
GE Vernova Inc (f)	396,480	261,791,779
Hubbell Inc	22,031	9,638,122
Vertiv Holdings Co Class A	214,021	31,161,458
		305,763,477
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	252,701	10,739,793
Machinery - 0.9%
Allison Transmission Holdings Inc	70,369	6,338,136
Cummins Inc	21,733	7,989,485
Deere & Co	17,092	8,962,532
Donaldson Co Inc	75,466	5,431,288
Nordson Corp	28,187	6,037,937
Otis Worldwide Corp	80,133	6,866,597
Stanley Black & Decker Inc	28,604	1,935,061
Toro Co/The	14,394	1,068,755
Westinghouse Air Brake Technologies Corp	42,706	8,201,687
		52,831,478
Trading Companies & Distributors - 0.1%
Watsco Inc	6,997	3,154,806
TOTAL INDUSTRIALS		1,053,593,312

Information Technology - 21.8%
IT Services - 0.0%
EPAM Systems Inc (b)	8,696	1,371,446
Semiconductors & Semiconductor Equipment - 11.6%
Applied Materials Inc	70,515	12,696,931
Broadcom Inc	464,993	136,568,445
First Solar Inc (b)	82,362	14,391,112
Lam Research Corp	130,602	12,386,294
Marvell Technology Inc	502,763	40,407,062
Micron Technology Inc	214,698	23,432,140
NVIDIA Corp	2,467,967	438,977,291
Teradyne Inc	39,382	4,230,808
		683,090,083
Software - 8.1%
Adobe Inc (b)	86,009	30,764,559
Autodesk Inc (b)	55,496	16,821,393
Intuit Inc	15,289	12,003,852
Microsoft Corp	788,441	420,633,274
		480,223,078
Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc	609,953	126,607,944
TOTAL INFORMATION TECHNOLOGY		1,291,292,551

Materials - 0.4%
Chemicals - 0.4%
Air Products and Chemicals Inc	31,585	9,092,690
Mosaic Co/The	627,835	22,608,338
Sherwin-Williams Co/The	1,498	495,658
		32,196,686
Real Estate - 0.6%
Industrial REITs - 0.0%
Terreno Realty Corp	62,072	3,444,375
Residential REITs - 0.1%
Sun Communities Inc	48,778	6,049,935
Specialized REITs - 0.5%
American Tower Corp	75,513	15,736,155
Crown Castle Inc	126,929	13,338,969
Equinix Inc	1,120	879,390
		29,954,514
TOTAL REAL ESTATE		39,448,824

Utilities - 1.2%
Electric Utilities - 1.0%
Duke Energy Corp	28,287	3,440,831
Edison International	45,080	2,349,570
Entergy Corp	52,806	4,775,247
PG&E Corp	128,842	1,806,364
Southern Co/The	455,383	43,024,586
		55,396,598
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	38,782	8,087,598
Multi-Utilities - 0.1%
Sempra	64,178	5,242,059
TOTAL UTILITIES		68,726,255

TOTAL UNITED STATES		5,187,148,733
ZAMBIA - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
First Quantum Minerals Ltd (b)	4,383,602	73,682,225
TOTAL COMMON STOCKS (Cost $3,167,763,243)		5,697,730,600

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	245,478,402	245,527,498
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	20,688,239	20,690,307
TOTAL MONEY MARKET FUNDS (Cost $266,217,805)			266,217,805

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $3,433,981,048)	5,963,948,405
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(36,867,480)
NET ASSETS - 100.0%	5,927,080,925

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Boston Scientific Corp	Chicago Board Options Exchange	910	9,547,720	110.00	09/19/25	(120,575)
GE Aerospace	Chicago Board Options Exchange	264	7,156,512	300.00	09/19/25	(67,452)
GE Vernova Inc	Chicago Board Options Exchange	231	15,252,699	650.00	09/19/25	(1,164,240)
GE Vernova Inc	Chicago Board Options Exchange	191	12,611,539	740.00	09/19/25	(303,690)

						(1,655,957)
TOTAL WRITTEN OPTIONS						(1,655,957)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,456,742 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,456,742 or 0.1% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,960 or 0.0% of net assets.

(f)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $44,568,470.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acacia Research Corp	2/16/12	882,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,200,825	309,708,198	127,381,525	1,402,249	-	-	245,527,498	245,478,402	0.4%
Fidelity Securities Lending Cash Central Fund	23,322,787	135,663,234	138,295,714	24,657	-	-	20,690,307	20,688,239	0.1%
Total	86,523,612	445,371,432	265,677,239	1,426,906	-	-	266,217,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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